Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of subsidiaries [abstract]
Schedule of Subsidiary Undertakings
		Company interest (%)		Net carrying value ($)
Name of Company	Incorporation details	2020	2019	2020	2019
Entities held directly by parent
GeneType Pty. Ltd. (Dormant)	September 5, 1990 Victoria, Australia	100%	100%	—	—
Genetic Technologies Corporation Pty. Ltd. (Genetic testing)	October 11, 1996 N.S.W., Australia	100%	100%	2	2
Gene Ventures Pty. Ltd. * (Dormant)	March 7, 2001 N.S.W., Australia	100%	100%	10	10
GeneType Corporation (Dormant)	December 18, 1989 California, U.S.A.	100%	100%	—	—
Phenogen Sciences Inc. (BREVAGenTM)	June 28, 2010 Delaware, U.S.A.	100%	100%	11,006	11,006
Hainan Aocheng Genetic Technologies Co Ltd	Hong Kong, China	100%	100%	—	—
Genetic Technologies HK Ltd	March 18, 2019 Hong Kong, China	100%	100%	—	—
Total carrying value				11,018	11,018

* On 26 April 2018, the name of RareCellect Pty Ltd (ACN 096 135 9847) was changed to Gene Ventures Pty Ltd (ACN 096 135 947)

** Liquidation of GeneType AG was completed on 13 December 2017